Income Tax - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of income tax [Line Items]
Effective tax rate	6.90%	32.00%	41.70%
Deferred tax liabilities	$ (309)	$ (150)
Deferred tax assets	209,496	170,418
Prior year deferred tax impact	15,269	(477)
Difference in Measurement Of Customer Relationships And Other Ordinary Timing Differences Temporary differences [member]
Disclosure of income tax [Line Items]
Deferred tax liabilities	2,900	200
Temporary differences [member]
Disclosure of income tax [Line Items]
Deferred tax assets	$ 209,500	$ 170,400